Consolidated Statements of Profit or Loss - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Operating revenue and other income	₩ 26,724,473	₩ 26,595,245	₩ 26,234,206
Revenue	26,379,644	26,287,201	25,638,855
Other income	344,829	308,044	595,351
Operating expenses	26,084,415	25,166,796	24,266,049
Operating profit	640,058	1,428,449	1,968,157
Finance income	917,650	486,277	690,428
Finance costs	(994,781)	(568,682)	(749,908)
Share of net profits of associates and joint ventures	8,587	(43,424)	(17,285)
Profit before income tax	571,514	1,302,620	1,891,392
Income tax expense	164,845	330,438	505,757
Profit for the year	406,669	972,182	1,385,635
Profit for the year attributable to:
Profit (loss) for the year attributable to Owners of the Controlling Company	459,861	993,325	1,260,470
Profit (loss) for the year attributable to Non-controlling interest	₩ (53,192)	₩ (21,143)	₩ 125,165
Earnings per share attributable to the equity holders of the Controlling Company during the year (in Korean won):
Basic earnings per share	₩ 1,870	₩ 3,982	₩ 5,200
Diluted earnings per share	₩ 1,868	₩ 3,977	₩ 5,196